Income Taxes - Components of Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal	$ 0	$ 0	$ 0
State	0	0	0
Foreign	0	124	(5)
Total Current Income Tax (Benefit)	0	124	(5)
Deferred:
Federal	(579)	394	320
State	37	28	25
Foreign	34	0	0
Total Deferred Income Tax	(508)	422	345
Total Income Tax	$ (508)	$ 546	$ 340